Organization	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
1.
ORGANIZATION

iQIYI, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on November 27, 2009.

The Company, its wholly-owned subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries are hereinafter collectively referred to as the “Group”. The Group is an innovative platform in China offering a diverse collection of high-quality internet video content, including professionally produced content licensed from professional content providers and self-produced content, on its platform. The Group provides membership services, online advertising services, content distribution services and online games services. The Group’s principal geographic market is in mainland China. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries, VIEs and VIEs’ subsidiaries in mainland China.

As of December 31, 2024, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	Mainland China	March 8, 2010	100%
iQIYI HK Limited (“iQIYI HK”)	Hong Kong	April 14, 2011	100%
iQIYI Media Limited	Cayman	May 26, 2017	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI Interactive Technology Co., Ltd.	Mainland China	January 31, 2019	100%
iQIYI International Singapore Pte, Ltd.	Singapore	February 11, 2020	100%

VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”, formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	Mainland China	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	Mainland China	December 19, 2012	Nil
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	Mainland China	Acquired on May 11, 2013	Nil
Hainan iQIYI Culture Media Co., Ltd.	Mainland China	February 17, 2017	Nil

PRC laws and regulations prohibit or restrict foreign ownership of companies that engage in internet audio-video program services, value-added telecommunication services, radio and television program production and operation services, and certain other services. To comply with these foreign ownership restrictions, the Group operates its platforms and primarily conducts its business in the PRC through the VIEs. The paid-in capital of the VIEs was mainly funded by the Company or its subsidiaries through loans extended to the authorized individuals who were the shareholders of the VIEs. The Company has entered into certain agreements with the shareholders of the VIEs through the Company or its wholly-owned subsidiaries in the PRC, including loan agreements for the paid-in capital of the VIEs and share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs. In addition, the Company or its wholly-owned subsidiaries have entered into shareholder voting rights trust agreements, powers of attorney and exclusive purchase option agreements with the VIEs and nominee shareholders of the VIEs, which give the Company or its wholly-owned subsidiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Commitment letters have been entered into which obligate the Company to absorb losses of the VIEs that could potentially be significant to the VIEs and certain exclusive agreements have been entered into that entitle the Company or its wholly-owned subsidiaries to receive economic benefits from the VIEs that potentially could be significant to the VIEs.

Despite the lack of equity ownership, as a result of a series of contractual arrangements (the “Contractual Arrangements”), the shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interests in the VIEs to the Company, which gives the Company the power to direct the activities that most significantly impact the VIEs’ economic performance. In addition, through the other exclusive agreements, which consist of the business operation agreements/exclusive management consulting and business cooperation agreements, exclusive technology consulting and services agreements, trademark license agreements and software usage license agreements and business cooperation agreement, the Company, through its wholly-owned subsidiaries in the PRC, has the right to receive economic benefits from the VIEs that potentially could be significant to the VIEs. Lastly, through the commitment letters, the Company has the obligation to absorb losses of the VIEs that could potentially be significant to the VIEs. Therefore, the Company is considered the primary beneficiary of the VIEs and consolidates the VIEs and their subsidiaries as required by Accounting Standards Codification (“ASC”) topic 810 (“ASC 810”), Consolidation.

The principal terms of the Contractual Arrangements are further described below:

Loan Agreements

Pursuant to the loan agreement amongst Beijing QIYI Century and the shareholder of Beijing iQIYI, amended and restated on January 30, 2013, Beijing QIYI Century provided a RMB27 million interest-free loan to the shareholder of Beijing iQIYI solely for funds necessary for the capital injection to Beijing iQIYI. The loan can be repaid only with the proceeds from the sale of all of the equity interests in Beijing iQIYI to the Company or its designated representative(s) if permitted under PRC laws. The original term of the loan agreement expired on June 23, 2021, which was extended for another ten years to June 23, 2031, and can be further extended upon the written notification from Beijing QIYI Century.

The loan agreement entered into between Beijing QIYI Century and the shareholders of Shanghai iQIYI dated October 25, 2013, contains terms similar to the terms described above, except that the total amount of loans extended to the shareholders of Shanghai iQIYI is RMB10 million. The original term of the loan agreement expired on October 25, 2023, which was extended for another ten years to October 25, 2033 and can be further extended upon the written notification from Beijing QIYI Century.

The loan agreement entered into between Beijing QIYI Century and the shareholder of Shanghai Zhong Yuan, amended on January 14, 2014, contains terms similar to the terms described above, except that the total amount of the loan to the shareholder of Shanghai Zhong Yuan is RMB20 million. The original term of the loan agreement expired on January 14, 2024, which was extended for another ten years to January 14, 2034 and can be further extended upon the written notification from Beijing QIYI Century.

Each of the loan agreements amongst Beijing QIYI Century or other subsidiaries and the respective shareholders of Beijing iQIYI or other VIEs contains substantially the same terms as those described above, except that the amount of the loans and the contract expiration date vary.

Exclusive Purchase Option Agreements

Pursuant to the exclusive purchase option agreement amongst the Company, Beijing QIYI Century, Beijing iQIYI and its shareholder, amended and restated on January 30, 2013, the shareholder granted the Company an exclusive irrevocable option to purchase, all or part of the equity interests held by its shareholder, when and to the extent permitted under PRC law, at an amount equal to the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. In addition, Beijing iQIYI’s shareholder granted the Company an exclusive right to designate one or more persons to purchase all the equity interests in Beijing iQIYI. Without the prior written consent of the Company, Beijing iQIYI may not: (i) amend its articles of association, (ii) increase or decrease the registered capital, (iii) sell or otherwise dispose of its assets or beneficial interest, (iv) create or allow any encumbrance on its assets or other beneficial interests, (v) extend any loans to third parties, (vi) enter into any material contract with a value of more than RMB300 (except those contracts entered into in the ordinary course of business), (vii) merge with or acquire any other persons or make any investments, or (viii) distribute dividends to its shareholders. Beijing iQIYI’s shareholder also agrees that he will not dispose of the equity interests in Beijing iQIYI nor create or allow any encumbrance on the equity interests and extend any loans to individuals without the prior written consent of the Company. The shareholder should remit to the Company any amount that is paid by the Company or its designated person(s) in connection with the purchased equity interest. Any and all dividends and other capital distributions from Beijing iQIYI to its shareholders should be repaid to the Company. The agreement will terminate when Beijing iQIYI’s shareholder transfers all of his equity interests in Beijing iQIYI to the Company or its designated person(s) or upon expiration of the term of business of the Company or Beijing iQIYI. The original term of the agreement is ten years, which was extended for another ten years to November 22, 2032 and may be further renewed at the discretion of the Company.

The exclusive purchase option agreement amongst the Company, Beijing QIYI Century, Shanghai iQIYI and its shareholders dated October 25, 2013, the exclusive purchase option agreement amongst the Company, Beijing QIYI Century, Shanghai Zhong Yuan and its shareholder, amended on January 14, 2014, and each of the exclusive purchase option agreements amongst the Company, Beijing QIYI Century or other subsidiaries, Beijing iQIYI or other VIEs and the respective shareholders, contain terms similar to the terms described above. The original terms of the exclusive purchase option agreement of Shanghai iQIYI and Shanghai Zhong Yuan expired on October 25, 2023 and January 14, 2024, respectively, which were extended to October 25, 2033 and January 14, 2034, respectively, and may be further renewed at the discretion of the Company.

Commitment Letters

Pursuant to the commitment letter dated January 30, 2013, under the condition that Beijing iQIYI remains as a variable interest entity of the Company under United States generally accepted accounting principles (“U.S. GAAP”) and the relevant contractual arrangements remain in effect, the Company commits to provide unlimited financial support to Beijing iQIYI, if Beijing iQIYI requires any form of reasonable financial support for its normal business operations. If Beijing iQIYI incurs any losses and as a result cannot repay its loans from the Company and Beijing QIYI Century, the Company and Beijing QIYI Century would unconditionally forgive their loans to Beijing iQIYI, if Beijing iQIYI provides sufficient proof for its loss and incapacity to repay.

The commitment letters executed by the Company for other VIEs including Shanghai iQIYI and Shanghai Zhong Yuan, contain terms similar to the terms described above.

Shareholder Voting Rights Trust Agreements and Powers of Attorney

Pursuant to the shareholder voting rights trust agreement amongst Beijing QIYI Century and Beijing iQIYI’s shareholder, amended and restated on January 30, 2013, Beijing iQIYI’s shareholder agreed to entrust all the rights to exercise its voting power and any other rights as Beijing iQIYI’s shareholder to the person(s) designated by Beijing QIYI Century. Beijing iQIYI’s shareholder agreed to irrevocably appoint the person(s) designated by Beijing QIYI Century as his attorney-in-fact to represent him to exercise all the voting rights and other shareholders’ rights on his behalf on all matters requiring shareholder approval. The agreement will remain effective for as long as the shareholder remains the shareholder of Beijing iQIYI unless Beijing QIYI Century unilaterally terminates the agreement by written notice. Pursuant to an irrevocable power of attorney, Beijing QIYI Century granted all of its rights under the shareholder voting rights trust agreement to the Company.

The shareholder voting rights trust agreement amongst Beijing QIYI Century and Shanghai iQIYI’s shareholders dated October 25, 2013, and the shareholder voting rights trust agreement amongst Beijing QIYI Century and Shanghai Zhong Yuan’s shareholder, amended on January 14, 2014, contain terms similar to the terms described above except under the shareholder voting rights trust agreement, the person designated by Beijing QIYI Century as the attorney-in-fact to represent the shareholders of Shanghai iQIYI and Shanghai Zhong Yuan must be approved by the Company.

Each of the shareholder voting rights trust agreements amongst Beijing QIYI Century or other subsidiaries and the respective shareholders of Beijing iQIYI or other VIEs contains substantially the same terms as those described above. Each of the powers of attorney amongst the Company, Beijing QIYI Century or other subsidiaries and the respective shareholders of Beijing iQIYI or other VIEs are substantially the same as terms discussed above.

Exclusive Technology Consulting and Services Agreements

Pursuant to the exclusive technology consulting and services agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing QIYI Century has the sole and exclusive right to provide to Beijing iQIYI specified technology consulting and services in return for service fees. Beijing iQIYI agrees to accept such services and, without the prior written consent of Beijing QIYI Century, may not accept the same or similar technology consulting and services provided by any third party during the term of the agreement. Beijing iQIYI agrees to pay specified service fees to Beijing QIYI Century on a quarterly basis. Beijing QIYI Century has the right to unilaterally adjust the amount of the service fee through written confirmation, without prior consent from Beijing iQIYI. All the benefits and interests generated from the agreement, including but not limited to software copyrights, intellectual property rights, know-how and trade secrets, become the sole and exclusive rights of Beijing QIYI Century. The agreement has a term of ten years originally, which was extended for another ten years to November 23, 2031, unless Beijing QIYI Century unilaterally terminates the agreement by giving written notification at least thirty days prior to the expiration of the agreement. The agreement can also be further renewed at the discretion of Beijing QIYI Century.

The exclusive technology consulting and services agreement amongst Beijing QIYI Century and Shanghai iQIYI on October 25, 2013, the exclusive technology consulting and services agreement amongst Beijing QIYI Century and Shanghai Zhong Yuan, amended on January 14, 2014, and each of the exclusive technology consulting and service agreements amongst Beijing QIYI Century or other subsidiaries and Beijing iQIYI or other VIEs, contain terms similar to the terms described above. The original terms of the exclusive technology consulting and services agreement of Shanghai iQIYI and Shanghai Zhong Yuan expired on October 25, 2023 and January 14, 2024, respectively, which were extended to October 25, 2033 and January 14, 2034, respectively, and may be further renewed at the discretion of Beijing QIYI Century.

Share Pledge Agreements

Pursuant to the share pledge agreement amongst Beijing QIYI Century and Beijing iQIYI’s shareholder, amended and restated on January 30, 2013, Beijing iQIYI’s shareholder has pledged all of his equity interests in Beijing iQIYI to guarantee his and Beijing iQIYI’s performance of their obligations under, the exclusive technology consulting and services agreement and the amended and restated loan agreement. During the term of the share pledge agreement, Beijing QIYI Century has the right to receive all of the dividends and profits distributed on the pledged equity. If Beijing iQIYI or its shareholder breaches its respective contractual obligations, Beijing QIYI Century, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholder of Beijing iQIYI agrees not to dispose of the pledged equity interests, create or allow any encumbrance on the pledged equity interests or take any actions that would prejudice Beijing QIYI Century’s interest. The share pledge agreement will expire after Beijing iQIYI and its shareholder has completed all their obligations under the exclusive technology consulting and services agreement and the amended and restated loan agreement unless otherwise unilaterally terminated by Beijing QIYI Century.

The share pledge agreement amongst Beijing QIYI Century and Shanghai iQIYI’s shareholders dated October 25, 2013, the share pledge agreement amongst Beijing QIYI Century and Shanghai Zhong Yuan’s shareholder, amended on January 14, 2014, and the share pledge agreements amongst Beijing QIYI Century or other subsidiaries and Beijing iQIYI or other VIEs, contain terms similar to the terms described above except that the pledged equity interest is only to guarantee performance of their obligations under the loan agreements.

Business Operation Agreements / Exclusive Management Consulting and Business Cooperation Agreements

Pursuant to the business operation agreement amongst Beijing QIYI Century, Beijing iQIYI and its shareholder, amended and restated on January 30, 2013, Beijing iQIYI agrees to accept the proposal provided by Beijing QIYI Century from time to time relating to employment, daily business and financial management. This agreement can only be unilaterally revoked/amended by Beijing QIYI Century. The agreement has an original term of ten years, which was extended for another ten years to January 30, 2033 and is further renewable at the discretion of Beijing QIYI Century.

The business operation agreement amongst Beijing QIYI Century and Shanghai iQIYI’s shareholders dated October 25, 2013, the business operation agreement amongst Beijing QIYI Century and Shanghai Zhong Yuan’s shareholder, amended on January 14, 2014, and the business operation agreements or the exclusive management consulting and business cooperation agreements amongst Beijing QIYI Century or other subsidiaries and Beijing iQIYI or other VIEs, contain terms similar to the terms described above. The original term of the business operation agreement of Shanghai iQIYI and Shanghai Zhong Yuan expired on October 25, 2023 and January 14, 2024, which were extended to October 25, 2033 and January 14, 2034, respectively, and may be further renewed at the discretion of Beijing QIYI Century.

Trademark License Agreement and Software Usage License Agreement

Pursuant to the trademark license agreement and the software usage license agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing QIYI Century granted a non-exclusive and non-transferable license, without sublicensing rights, to Beijing iQIYI to use its trademarks and software. Beijing iQIYI may only use the licenses in its own business operations. Beijing QIYI Century has the right to adjust the service fees at its sole discretion. The initial term of the two agreements is five years and the software usage license agreement may be extended upon the written consent of Beijing QIYI Century. The trademark license agreement is automatically extended for successive one-year periods after its expiration unless Beijing QIYI Century early terminates the agreement in accordance with the provisions of the agreement. The software usage license agreement was extended for another five years after its initial term, and was extended for another ten years to December 1, 2031 and is further renewable at the discretion of Beijing QIYI Century.

Business Cooperation Agreement

Pursuant to the business cooperation agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing iQIYI agrees to provide Beijing QIYI Century with services, including internet information services, online advertising and other services reasonably necessary within the scope of Beijing QIYI Century’s business. Beijing iQIYI agrees to use technology services provided by Beijing QIYI Century on its platform, including but not limited to, P2P download and video on-demand systems. Beijing QIYI Century agrees to pay specified service fees to Beijing iQIYI as consideration for the internet information services and other services provided by Beijing iQIYI. Beijing iQIYI has the right to waive the service fees at its discretion. The original term of this agreement is ten years, which was extended for another ten years to November 23, 2031 and can be further renewed at Beijing QIYI Century’s discretion.

Minority Investment in Beijing iQIYI

In October 2024, a third-party enterprise made an investment of RMB0.3 million in Beijing iQIYI for 1% of Beijing iQIYI’s enlarged registered capital. Such third-party minority stake holder is entitled to customary economic rights in proportion to its equity ownership, the right to appoint a director to Beijing iQIYI’s three-member board of directors, and certain protective rights.

The third-party minority stake holder is not a party to the contractual arrangements mentioned above that are currently in effect among Beijing iQIYI, the Company, Beijing QIYI Century and Beijing iQIYI’s other shareholders. As such, the Company is not able to purchase or have the third-party minority stake holder pledge its 1% equity interests in Beijing iQIYI in the same manner as agreed under existing contractual arrangements, nor is it granted the authorization of voting rights over these 1% equity interests. The Company believes through the wholly-owned PRC subsidiary, the Company still controls and is the primary beneficiary of Beijing iQIYI as it continues to have a controlling financial interest in Beijing iQIYI pursuant to ASC 810-10-25-38A after the issuance of such 1% equity interests.

In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with existing PRC laws and regulations; (ii) each of the contractual arrangements with the VIEs and their shareholders are valid and legally binding upon each party to such agreement under PRC laws; and (iii) the execution, delivery and performance of the contractual arrangements do not result in any violation of the provisions of the articles of association and business licenses of the VIEs, and any violation of any explicit provisions of the current PRC laws and regulations.

On January 1, 2020, the Foreign Investment Law came into effect and became the principal laws and regulations governing foreign investment in the PRC. The Foreign Investment Law requires compliance with a negative industry catalog (“Negative List”), which sets forth the business that are restricted and prohibited from foreign investment. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. There are uncertainties regarding the interpretation of the Foreign Investment Law with respect to the contractual arrangements as a form of foreign investment. The VIEs’ internet audio-video program services, value-added telecommunication services, radio and television program production and operation services, and certain other services are included in the Negative List. If any of the contractual arrangements would be deemed as a foreign investment that is prohibited by the Foreign Investment Law or any other current or future laws, regulations or interpretations, the Company’s ability, through its wholly- owned subsidiaries in the PRC, to enforce its rights under these contractual arrangements with the VIEs and the Company’s ability to conduct business through the VIEs could be severely limited.

In addition, if the current organizational structure or any of the contractual arrangements were found to be in violation of any existing and/or future PRC laws or regulations, the Company may be subject to penalties, which may include but not be limited to: the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may cause the Company to lose its right to direct the activities that most significantly impact the VIEs and/or the right to receive economic benefits that could potentially be significant to the VIEs based on the contractual arrangements, which may result in the Company no longer being able to consolidate the financial results of the VIEs in the consolidated financial statements.

Furthermore, shareholders of the VIEs may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to breach the existing terms of the aforementioned agreements.

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	2,832,913	803,720	110,109
Short-term investments	333,191	738,561	101,182
Accounts receivable, net	2,061,497	2,117,491	290,095
Licensed copyrights, net	361,225	193,365	26,491
Prepayments and other assets	2,603,639	2,138,706	293,002
Total current assets	8,192,465	5,991,843	820,879
Non-current assets:
Fixed assets, net	600,586	607,502	83,227
Long-term investments	1,712,915	1,577,992	216,184
Licensed copyrights, net	1,951,329	1,656,880	226,992
Produced content, net	12,349,284	13,418,428	1,838,317
Operating lease assets	545,894	486,719	66,680
Goodwill	2,345,466	2,345,466	321,328
Others	745,107	1,156,455	158,434
Total non-current assets	20,250,581	21,249,442	2,911,162
Total assets	28,443,046	27,241,285	3,732,041
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts and notes payable	3,197,634	3,422,348	468,860
Customer advances and deferred revenue	4,234,384	4,212,168	577,065
Short-term loans	2,292,845	1,433,031	196,324
Long-term loans, current portion	—	63,997	8,768
Operating lease liabilities, current portion	83,575	78,079	10,697
Accrued expenses and other liabilities	2,641,951	3,226,119	441,976
Total current liabilities	12,450,389	12,435,742	1,703,690
Non-current liabilities:
Long-term loans	—	935,455	128,157
Operating lease liabilities	485,139	433,549	59,396
Other non-current liabilities	1,037,634	980,001	134,260
Total non-current liabilities	1,522,773	2,349,005	321,813
Amounts due to the Company and its subsidiaries	21,712,172	19,093,453	2,615,792
Total liabilities	35,685,334	33,878,200	4,641,295

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Total revenues	26,966,013	29,783,468	27,576,488	3,777,963
Third-party revenues	26,781,187	29,432,773	27,218,410	3,728,907
Inter-Group revenues	184,826	350,695	358,078	49,056
Cost of revenues	(22,989,890)	(24,439,915)	(22,834,288)	(3,128,285)
Third-party cost of revenues	(15,746,144)	(16,776,185)	(14,847,818)	(2,034,143)
Inter-Group cost of revenues	(7,243,746)	(7,663,730)	(7,986,470)	(1,094,142)
Net income	334,414	824,015	492,482	67,470
Net cash provided by/(used for) operating activities	275,422	831,956	(2,024,567)	(277,365)
Net cash provided by/(used for) investing activities	547,231	251,794	(466,579)	(63,921)
Net cash provided by/(used for) financing activities	79,733	(141,212)	461,953	63,287

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and their subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and their subsidiaries, the nature of the assets in these VIEs and their subsidiaries and the type of the involvement of the Company in these VIEs and their subsidiaries.

Unrecognized revenue-producing assets held by the VIEs include certain internet content provisions and other licenses, domain names and trademarks. The internet content provisions and other licenses, which are held by the VIEs that provide the relevant services, are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations. The VIEs and VIEs’ subsidiaries contributed an aggregate of 92%, 92% and 93% of the Group’s consolidated revenues for the years ended December 31, 2022, 2023 and 2024, respectively, after elimination of inter-company transactions. As of December 31, 2023 and 2024, there was no pledge or collateralization of the VIEs and VIEs’ subsidiaries’ assets that can only be used to settled obligations of the VIEs and VIEs’ subsidiaries, other than the aforementioned in the share pledge agreements, business operation agreements and collateralization of a VIE’s office building as described in Note 13.

The VIEs’ third-party creditors did not have recourse to the general credit of the Company in the normal course of business. The Company did not provide or intend to provide financial or other support not previously contractually required to the VIEs and VIEs’ subsidiaries during the years presented.